Other Income (Expenses), Net - Summary of Components of Other Income (Expenses), Net (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Income And Expenses [Abstract]
Interest expense	$ (8,617)	$ (9,685)	$ (8,252)
Foreign exchange gain (loss), net	(104)	263	(40)
Gain (loss) from disposal of non-current assets	19,137
Impairment on real estate properties held for sales	(429)
Impairment on property, plant and equipment		(3,404)
Expenditure on fines	(126)	(127)	(151)
Debt restructuring gain		73,828	364
Write off lease liability gain		2,360
Others	485	445	116
Other income (expenses), net	$ 10,346	$ 63,680	$ (7,963)